STATEMENT OF CASH FLOWS - Schedule of other inflows (outflows) of cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Statement Information [Abstract]
Restricted Advances	$ 20,572	$ (26,918)	$ 0
Bank commissions, taxes paid and other	(2,173)	(5,441)	(21,287)
Taxes on financial transactions	(6,803)	(2,134)	(2,530)
Guarantees	4,406	(47,384)	(39,728)
Payment for hedging instruments	30,413	35,857	14,269
Court deposits	(16,349)	(20,661)	(16,323)
Derivative margin guarantees	(2,559)	(40,207)	(4,900)
Payment for derivatives premiums	(47,853)	(23,372)	(17,077)
Total Other inflows (outflows) Operation activities	(20,346)	(130,260)	(87,576)
Tax paid on bank transactions	0	0	(425)
Guarantee deposit received from the sale of aircraft	48,258	6,300	18,900
Insurance recovery	11,000	0	0
Total Other inflows (outflows) Investment activities	59,258	6,300	18,475
Interest rate derivatives	15,934	0	0
Funds delivered as restricted advances	0	(313,090)	0
Payments of claims associated with the debt	0	(21,924)	0
Debt Issuance Cost - Stamp Tax	0	(33,259)	0
Taxes on financial transactions	(4,529)	0	0
Debt-related legal advice	0	(87,993)	(11,034)
RCF guarantee placement	0	(7,500)	0
Total Other inflows (outflows) Financing activities	$ 11,405	$ (463,766)	$ (11,034)